1. BASIS OF PRESENTATION AND NATURE OF BUSINESS	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
1. BASIS OF PRESENTATION AND NATURE OF BUSINESS

NOTE 1.  BASIS OF PRESENTATION AND NATURE OF BUSINESS

The accompanying condensed unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. US Export, Inc. (“US Export” or the “Company” or “we” or “us”) was incorporated in the state of New York on April 5, 2012 for the purpose of developing industrial incubator and conducting international trade business. The Company is authorized to issue 100 shares of common stock with a par value of $0.01. On February 23, 2015, the Company’s authorized common stock increased from 100 to 30,000,000 shares without par value.